Details of treasury and other financial risks - Contractual cash obligations (Detail) - EUR (€) € in Millions		Dec. 31, 2023		Dec. 31, 2022
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2]	€ 7,615
Short-term debt	[1],[2]	122
Current interest payable	[1],[2]	1,704
Derivative liabilities	[1],[2]	39
Purchase obligations	[1],[2],[3]	668
Trade and other current payables		1,917	[1],[2]	€ 1,968
Contractual cash obligations	[1],[2]	12,065
Not later than one year [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2]	533
Short-term debt	[1],[2]	122
Current interest payable	[1],[2]	180
Derivative liabilities	[1],[2]	38
Purchase obligations	[1],[2],[3]	355
Trade and other current payables	[1],[2]	1,917
Contractual cash obligations	[1],[2]	3,145
Later than one year and not later than three years [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2]	1,934
Current interest payable	[1],[2]	328
Derivative liabilities	[1],[2]	1
Purchase obligations	[1],[2],[3]	286
Contractual cash obligations	[1],[2]	2,549
Later than three years and not later than five years [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2]	1,431
Current interest payable	[1],[2]	285
Contractual cash obligations	[1],[2]	1,716
Later than five years [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2]	3,717
Current interest payable	[1],[2]	911
Purchase obligations	[1],[2],[3]	27
Contractual cash obligations	[1],[2]	€ 4,655

[1]	Amounts in this table are undiscounted
[2]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.
[3]	Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.